Impairment of Goodwill and Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2014
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Forecasted Inflation Rates Used in Cash Flow Projections

Forecasted inflation rates for the period 2015-2019 that were used in cash flow projections were as follows:

Region	2015	2016	2017	2018	2019
Russia	12%	6%	5%	5%	5%
European countries	3%	3%	3%	4%	3%

Estimated Discount Rate in Nominal Terms on Weighted Average Cost of Capital Basis

Discount rates used in the impairment test for goodwill were estimated in nominal terms on the weighted average cost of capital basis. These rates, estimated for each year for the forecasted period, are as follows:

	2015	2016	2017	2018	2019
Discount rate	14.63%	14.22%	13.88%	13.15%	11.38%

Long-Lived Assets Impairment Loss Recognized

According to the results of the impairment analysis of long-lived assets, an impairment loss of $120,237 for the year ended December 31, 2014 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2014
Izhstal..	Steel	101,097
DEMP	Steel	18,020
Mechel Service Romania S.R.L..	Steel	1,120

Total		120,237

According to the results of the impairment analysis of long-lived assets, an impairment loss of $245,908 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
Ductil Steel S.A.	Steel	115,181
Mechel Targoviste S.A.	Steel	48,806
Kazakhstansky Nickel Mining Company	Steel	23,864
Laminorul S.A.	Steel	29,933
Mechel Campia Turzii S.A	Steel	19,727
Nemunas	Steel	8,397

Total		245,908

Segment Reporting Estimated Fair Value over Carrying Value and Goodwill Allocated to Reporting Units

According to the results of the impairment analysis of goodwill as of December 31, 2014, the following reporting units with goodwill allocated for testing purposes have the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
KPSC	Power	72%	18,234
Yakutugol	Mining	54%	237,892

According to the results of the impairment analysis of goodwill as of December 31, 2013, the following reporting units with goodwill allocated for testing purposes had the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
Yakutugol	Mining	17%	408,915
BFP	Ferroalloy	29%	89,521
Port Posiet	Mining	17%	23,109

Goodwill Impairment Loss Recognized

According to the results of the impairment analysis of goodwill, an impairment loss of $38,310 for the year ended December 31, 2013 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2013
KPSC	Power	28,144
Ekos-plus.	Mining	4,069
WNL Staal	Steel	2,263
Ramateks	Steel	2,248
Mechel Transport	Mining	1,586

Total		38,310

According to the results of the impairment analysis of goodwill, an impairment loss of $361,969 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
DEMP.	Steel	205,522
Ductil Steel S.A.	Steel	92,398
Cognor	Steel	62,118
Nemunas	Steel	1,931

Total		361,969